UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
			    WASHINGTON D.C. 20549
				  FORM 13F
			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: ____
 This Amendment (Check only one.):   [ ] is a restatement
                                     [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Sarbit Asset Management Inc.
Address:	100, 1 Evergreen Place
		Winnipeg, MB, R3L oE9
		Canada

Form 13F File Number: 028-12984

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Terry Baxter
Title:		Chief Financial Officer
Phone:		(204) 944-2452

Signature, Place, and Date of Signing:


Terry Baxter 			Winnipeg, Manitoba  Canada   July 23, 2008
[Signature]			    [City, State]	     [Date]

Report Type:

[x] 13F HOLDING REPORT.
[ ] 13F NOTICE.
[] 13F COMBINATION REPORT.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	14
Form 13F Information Table Value Total: $ 63,703

					 (thousands)


List of Other Included Mangers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Sarbit Asset Management Inc.
FORM 13F
6/30/2008


MARTHA STEWART LIVING		  CLA		   573083102  3,358    453,717   SHS  0SOLE  NONE   453,717
SXC HEALTH SOLUTIONS CORP         COM              78505P100  28       2,000     SHS  0SOLE  NONE   2,000
TELUS CORP               	  NVT-SHS          87971M202  7        170       SHS  0SOLE  NONE   170
COINSTAR INC                      COM              19259P300  7,609    232,630   SHS  0SOLE  NONE   232,630
COLLECTORS UNIVERSE INC           COM NEW          19421R200  6,341    781,948   SHS  0SOLE  NONE   781,948
DOVER MOTORSPORTS INC             COM		   260174107  3,043    598,050   SHS  0SOLE  NONE   598,050
FOOT LOCKER INC                   COM              344849104  5,855    470,300   SHS  0SOLE  NONE   470,300
LEGG MASON INC                    COM              524901105  605      13,885    SHS  0SOLE  NONE   13,885
SM&A                              COM              78465D105  8,766    1,837,583 SHS  0SOLE  NONE   1,837,583
SCHOOL SPECIALTY INC              COM NEW          807863105  7,251    243,905   SHS  0SOLE  NONE   243,905
STAMPS COM INC                    COM              852857200  11,213   898,459   SHS  0SOLE  NONE   898,459
ITURAN LOCATION AND CONTROL       SHS              M6158M104  5,501    458,350   SHS  0SOLE  NONE   458,350
TEFRON LTD                        SHS              M87482101  1,809    753,560   SHS  0SOLE  NONE   753,560
NBTY Inc.			  COM		   628782104  2,317    72,250    SHS  0SOLE  NONE   72,250
